UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05628
Name of Registrant: Vanguard Malvern Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2014
Item 1: Schedule of Investments

Vanguard U.S. Value Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.1%)[1]
Consumer Discretionary (6.4%)
Walt Disney Co.	96,700	8,291
Comcast Corp. Class A	109,089	5,856
Macy's Inc.	91,600	5,315
Jack in the Box Inc.	87,500	5,236
* Starz	161,000	4,796
* Murphy USA Inc.	94,700	4,630
Marriott International Inc. Class A	63,000	4,038
Brinker International Inc.	73,900	3,595
Whirlpool Corp.	20,100	2,798
Columbia Sportswear Co.	33,000	2,727
Johnson Controls Inc.	54,500	2,721
Best Buy Co. Inc.	83,800	2,599
Lowe's Cos. Inc.	50,800	2,438
* Skechers U.S.A. Inc. Class A	52,400	2,395
Dana Holding Corp.	95,500	2,332
Ford Motor Co.	132,500	2,284
Home Depot Inc.	18,600	1,506
Lear Corp.	13,500	1,206
* Federal-Mogul Holdings Corp.	54,000	1,092
Time Warner Inc.	15,000	1,054
* Deckers Outdoor Corp.	10,100	872
* Live Nation Entertainment Inc.	25,200	622
* Visteon Corp.	5,800	563
* Modine Manufacturing Co.	31,000	488
Standard Motor Products Inc.	888	40
		69,494
Consumer Staples (6.6%)
Procter & Gamble Co.	208,769	16,407
CVS Caremark Corp.	161,150	12,146
Archer-Daniels-Midland Co.	170,900	7,538
* Pilgrim's Pride Corp.	229,000	6,265
Tyson Foods Inc. Class A	155,000	5,819
Kimberly-Clark Corp.	50,600	5,628
Kroger Co.	95,400	4,715
Wal-Mart Stores Inc.	60,700	4,557
Energizer Holdings Inc.	35,998	4,393
Andersons Inc.	66,150	3,412
Mondelez International Inc. Class A	32,568	1,225
Costco Wholesale Corp.	5,400	622
		72,727
Energy (13.8%)
Exxon Mobil Corp.	389,400	39,205
Chevron Corp.	147,230	19,221
ConocoPhillips	182,290	15,628
Occidental Petroleum Corp.	124,900	12,818
Devon Energy Corp.	109,700	8,710
Hess Corp.	79,500	7,862
Chesapeake Energy Corp.	235,200	7,310

Helmerich & Payne Inc.	56,800	6,595
EOG Resources Inc.	53,300	6,229
Valero Energy Corp.	99,200	4,970
Cimarex Energy Co.	34,500	4,949
* Newfield Exploration Co.	110,900	4,902
* Clayton Williams Energy Inc.	28,600	3,929
* Unit Corp.	50,600	3,483
* REX American Resources Corp.	34,500	2,529
* Matrix Service Co.	53,800	1,764
Murphy Oil Corp.	16,700	1,110
		151,214
Financials (28.8%)
Wells Fargo & Co.	580,823	30,528
* Berkshire Hathaway Inc. Class B	134,300	16,997
JPMorgan Chase & Co.	281,040	16,194
Goldman Sachs Group Inc.	69,117	11,573
Bank of America Corp.	709,276	10,902
Citigroup Inc.	220,261	10,374
PNC Financial Services Group Inc.	108,500	9,662
Travelers Cos. Inc.	91,700	8,626
Discover Financial Services	125,100	7,754
Allstate Corp.	122,300	7,181
Ameriprise Financial Inc.	58,100	6,972
US Bancorp	160,600	6,957
KeyCorp	469,300	6,725
Fifth Third Bancorp	312,300	6,668
Regions Financial Corp.	598,500	6,356
Lincoln National Corp.	122,200	6,286
Everest Re Group Ltd.	37,600	6,034
Legg Mason Inc.	113,800	5,839
Capital One Financial Corp.	69,800	5,765
RenaissanceRe Holdings Ltd.	53,600	5,735
Voya Financial Inc.	156,100	5,673
Aspen Insurance Holdings Ltd.	100,900	4,583
XL Group plc Class A	137,300	4,494
Universal Insurance Holdings Inc.	337,400	4,376
Allied World Assurance Co. Holdings AG	110,300	4,194
Host Hotels & Resorts Inc.	166,300	3,660
General Growth Properties Inc.	134,500	3,169
Simon Property Group Inc.	18,900	3,143
SL Green Realty Corp.	27,700	3,031
* Howard Hughes Corp.	18,800	2,967
WR Berkley Corp.	63,280	2,930
Astoria Financial Corp.	217,400	2,924
United Community Banks Inc.	175,200	2,868
Ventas Inc.	43,600	2,795
Kimco Realty Corp.	117,200	2,693
BlackRock Inc.	8,400	2,685
Montpelier Re Holdings Ltd.	78,200	2,498
Hospitality Properties Trust	81,600	2,481
Washington Federal Inc.	110,500	2,478
American International Group Inc.	44,000	2,402
* Western Alliance Bancorp	100,600	2,394
RLJ Lodging Trust	82,600	2,386
Retail Properties of America Inc.	154,400	2,375
LaSalle Hotel Properties	64,100	2,262
Equity Lifestyle Properties Inc.	51,200	2,261

ACE Ltd.	21,500	2,230
Ryman Hospitality Properties Inc.	46,200	2,225
Public Storage	12,800	2,193
Healthcare Trust of America Inc. Class A	179,700	2,164
* Strategic Hotels & Resorts Inc.	183,500	2,149
Weingarten Realty Investors	64,400	2,115
Regency Centers Corp.	37,900	2,110
Ashford Hospitality Trust Inc.	181,900	2,099
WP Carey Inc.	32,400	2,087
Omega Healthcare Investors Inc.	51,800	1,909
Corrections Corp. of America	55,900	1,836
Lexington Realty Trust	161,800	1,781
WSFS Financial Corp.	24,100	1,775
Inland Real Estate Corp.	166,200	1,767
Assurant Inc.	25,900	1,698
International Bancshares Corp.	60,800	1,642
Fidelity & Guaranty Life	63,500	1,520
Nelnet Inc. Class A	32,600	1,351
Capitol Federal Financial Inc.	97,800	1,189
Vornado Realty Trust	9,700	1,035
Brandywine Realty Trust	65,000	1,014
FelCor Lodging Trust Inc.	94,550	994
* World Acceptance Corp.	12,500	949
Fulton Financial Corp.	64,600	800
Flushing Financial Corp.	33,900	697
* First NBC Bank Holding Co.	15,200	509
* Greenlight Capital Re Ltd. Class A	15,200	501
Pennsylvania REIT	24,800	467
Navient Corp.	25,000	443
Charter Financial Corp.	29,732	330
Federal Agricultural Mortgage Corp.	8,600	267
* Meridian Interstate Bancorp Inc.	10,200	262
		314,958
Health Care (12.9%)
Johnson & Johnson	286,050	29,927
Pfizer Inc.	500,425	14,853
Merck & Co. Inc.	246,301	14,248
Medtronic Inc.	175,500	11,190
Eli Lilly & Co.	156,500	9,730
WellPoint Inc.	78,900	8,490
Cardinal Health Inc.	111,000	7,610
Cigna Corp.	81,300	7,477
Omnicare Inc.	91,500	6,091
* Express Scripts Holding Co.	73,600	5,103
AbbVie Inc.	80,200	4,526
* Charles River Laboratories International Inc.	82,100	4,394
* Covance Inc.	41,400	3,543
Abbott Laboratories	71,000	2,904
* Quintiles Transnational Holdings Inc.	53,000	2,824
UnitedHealth Group Inc.	28,600	2,338
* Boston Scientific Corp.	172,200	2,199
* HCA Holdings Inc.	19,600	1,105
Kindred Healthcare Inc.	36,006	832
* Alliance HealthCare Services Inc.	29,100	786
Thermo Fisher Scientific Inc.	5,800	684

* PharMerica Corp.	15,600	446
		141,300
Industrials (9.9%)
General Electric Co.	1,003,140	26,363
General Dynamics Corp.	74,100	8,636
Raytheon Co.	82,200	7,583
Northrop Grumman Corp.	63,100	7,549
Trinity Industries Inc.	146,500	6,405
Southwest Airlines Co.	236,700	6,358
L-3 Communications Holdings Inc.	52,100	6,291
Pitney Bowes Inc.	189,500	5,234
* Spirit AeroSystems Holdings Inc. Class A	149,400	5,035
SPX Corp.	46,200	4,999
Caterpillar Inc.	45,000	4,890
Lockheed Martin Corp.	25,500	4,099
United Technologies Corp.	27,800	3,209
Covanta Holding Corp.	120,600	2,486
Copa Holdings SA Class A	14,800	2,110
Manpowergroup Inc.	19,400	1,646
* AECOM Technology Corp.	47,300	1,523
Emerson Electric Co.	18,300	1,214
Alaska Air Group Inc.	11,700	1,112
* Engility Holdings Inc.	25,800	987
Deluxe Corp.	9,600	562
		108,291
Information Technology (8.3%)
Hewlett-Packard Co.	346,500	11,670
Intel Corp.	270,500	8,358
Cisco Systems Inc.	308,600	7,669
Apple Inc.	68,350	6,352
Computer Sciences Corp.	98,600	6,232
Microsoft Corp.	143,300	5,976
Lexmark International Inc. Class A	116,600	5,615
CDW Corp.	174,000	5,547
* Freescale Semiconductor Ltd.	214,903	5,050
* Aspen Technology Inc.	100,700	4,672
Texas Instruments Inc.	96,000	4,588
Anixter International Inc.	44,000	4,403
* Electronic Arts Inc.	106,000	3,802
Booz Allen Hamilton Holding Corp. Class A	168,200	3,573
Western Digital Corp.	29,800	2,751
NVIDIA Corp.	88,700	1,645
Harris Corp.	13,900	1,053
* OmniVision Technologies Inc.	35,600	782
DST Systems Inc.	8,048	742
* Alpha & Omega Semiconductor Ltd.	28,200	261
		90,741
Materials (3.3%)
Dow Chemical Co.	203,300	10,462
Westlake Chemical Corp.	73,600	6,165
LyondellBasell Industries NV Class A	59,500	5,810
Cytec Industries Inc.	54,700	5,767
Avery Dennison Corp.	96,800	4,961
CF Industries Holdings Inc.	11,800	2,838
		36,003

Telecommunication Services (2.5%)
AT&T Inc.			642,410	22,715
Inteliquent Inc.			247,500	3,433
* FairPoint Communications Inc.			94,200	1,316
				27,464
Utilities (6.6%)
Exelon Corp.			231,100	8,430
American Electric Power Co. Inc.			144,500	8,059
Edison International			126,400	7,345
Public Service Enterprise Group Inc.			174,800	7,130
Entergy Corp.			85,500	7,019
Ameren Corp.			154,600	6,320
AES Corp.			392,800	6,108
AGL Resources Inc.			110,400	6,075
MDU Resources Group Inc.			156,400	5,490
Great Plains Energy Inc.			174,100	4,678
Dominion Resources Inc.			30,100	2,153
Vectren Corp.			47,200	2,006
New Jersey Resources Corp.			23,588	1,348
Pepco Holdings Inc.			22,000	605
				72,766
Total Common Stocks (Cost $879,622)				1,084,958
	Coupon
Temporary Cash Investments (1.0%)[1]
Money Market Fund (0.9%)
2 Vanguard Market Liquidity Fund	0.111%		10,574,721	10,575

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Federal Home Loan Bank Discount Notes	0.060%	7/7/14	300	300
[3,4] Federal Home Loan Bank Discount Notes	0.065%	8/29/14	100	100
[3,4] Federal Home Loan Bank Discount Notes	0.080%	9/5/14	200	200
				600
Total Temporary Cash Investments (Cost $11,175)				11,175
Total Investments (100.1%) (Cost $890,797)				1,096,133
Other Assets and Liabilities-Net (-0.1%)				(1,194)
Net Assets (100%)				1,094,939
* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

U.S. Value Fund

whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,084,958	—	—
Temporary Cash Investments	10,575	600	—
Futures Contracts—Assets[1]	6	—	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	1,095,538	600	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

U.S. Value Fund

				($000)
		Number of	Aggregate	Unrealized
		Long (Short )	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2014	10	4,881	60
E-mini S&P 500 Index	September 2014	47	4,588	5
				65

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2014, the cost of investment securities for tax purposes was $890,797,000. Net unrealized appreciation of investment securities for tax purposes was $205,336,000, consisting of unrealized gains of $210,961,000 on securities that had risen in value since their purchase and $5,625,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Value Fund

Schedule of Investments
As of June 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)
Consumer Discretionary (12.8%)
*	Groupon Inc. Class A	6,969,254	46,136
	Dana Holding Corp.	624,003	15,238
*	Kate Spade & Co.	386,283	14,733
	GameStop Corp. Class A	350,567	14,187
	PulteGroup Inc.	687,592	13,862
*,^ Outerwall Inc.		225,060	13,357
	GNC Holdings Inc. Class A	346,010	11,799
	Advance Auto Parts Inc.	80,430	10,852
	Lennar Corp. Class A	252,360	10,594
	Electrolux AB Class B	400,205	10,100
	Quebecor Inc. Class B	405,500	9,812
*	Office Depot Inc.	1,581,663	9,000
	Time Warner Cable Inc.	57,300	8,440
*	Boyd Gaming Corp.	649,012	7,873
	General Motors Co.	197,128	7,156
*	DIRECTV	83,900	7,132
*	DISH Network Corp. Class A	107,095	6,970
*	Norwegian Cruise Line Holdings Ltd.	213,400	6,765
*	Fiat SPA	667,574	6,582
*	Vera Bradley Inc.	285,500	6,244
*	Toll Brothers Inc.	140,000	5,166
*	Tribune Co.	57,900	4,924
*	Francesca's Holdings Corp.	324,895	4,789
*	Tenneco Inc.	24,927	1,638
			253,349
Consumer Staples (3.3%)
	Wal-Mart Stores Inc.	252,600	18,963
	Imperial Tobacco Group plc	411,643	18,519
	Treasury Wine Estates Ltd.	1,959,622	9,254
	Coty Inc. Class A	427,535	7,324
	Ingredion Inc.	86,900	6,521
	Bunge Ltd.	58,100	4,395
			64,976
Energy (16.4%)
	Pioneer Natural Resources Co.	185,684	42,672
*	Cobalt International Energy Inc.	2,189,915	40,185
^	Trican Well Service Ltd.	2,089,077	33,733
	Chevron Corp.	252,400	32,951
	National Oilwell Varco Inc.	277,900	22,885
	Canadian Natural Resources Ltd.	414,300	19,020
*,^ McDermott International Inc.		2,189,561	17,713
	Superior Energy Services Inc.	455,640	16,467
^	Cameco Corp.	702,801	13,782
	Halliburton Co.	193,800	13,762
	HollyFrontier Corp.	255,000	11,141
*	YPF SA ADR	337,325	11,024
*	Southwestern Energy Co.	241,100	10,967
	QEP Resources Inc.	301,700	10,409

	Cabot Oil & Gas Corp.	276,000	9,422
*	Karoon Gas Australia Ltd.	2,394,057	6,931
*	Continental Resources Inc.	35,794	5,657
	Baker Hughes Inc.	72,100	5,368
			324,089
Financials (14.9%)
	MetLife Inc.	638,800	35,492
	JPMorgan Chase & Co.	552,500	31,835
*	Realogy Holdings Corp.	670,500	25,285
	American International Group Inc.	358,700	19,578
	Citigroup Inc.	400,300	18,854
	Principal Financial Group Inc.	370,300	18,693
	AvalonBay Communities Inc.	112,000	15,925
	PNC Financial Services Group Inc.	170,500	15,183
	Goldman Sachs Group Inc.	80,600	13,496
	Reinsurance Group of America Inc. Class A	169,500	13,373
	Northern Trust Corp.	186,500	11,975
	Equity Lifestyle Properties Inc.	241,800	10,678
	Boston Properties Inc.	90,000	10,636
	Julius Baer Group Ltd.	240,207	9,896
	Wells Fargo & Co.	183,900	9,666
	Plum Creek Timber Co. Inc.	167,000	7,532
	Weyerhaeuser Co.	221,000	7,313
	Two Harbors Investment Corp.	510,800	5,353
	Raymond James Financial Inc.	94,900	4,814
*	Ocwen Financial Corp.	85,643	3,177
	SL Green Realty Corp.	26,860	2,939
	Unum Group	84,100	2,923
			294,616
Health Care (12.9%)
	Merck & Co. Inc.	966,556	55,915
	Bristol-Myers Squibb Co.	814,286	39,501
*	Vertex Pharmaceuticals Inc.	282,750	26,771
*	Actavis plc	111,827	24,943
	Aetna Inc.	279,800	22,686
	Eli Lilly & Co.	209,600	13,031
*,^ TherapeuticsMD Inc.		2,415,071	10,675
	Ono Pharmaceutical Co. Ltd.	118,985	10,454
	Roche Holding AG	34,326	10,228
*	Arena Pharmaceuticals Inc.	1,605,311	9,407
*	Portola Pharmaceuticals Inc.	318,331	9,289
*	Medivation Inc.	118,361	9,123
*	Almirall SA	300,544	4,874
*	TESARO Inc.	148,300	4,613
	AstraZeneca plc ADR	35,954	2,672
			254,182
Industrials (7.4%)
	Owens Corning	687,234	26,582
*	HD Supply Holdings Inc.	510,503	14,493
*	Polypore International Inc.	290,589	13,870
*	WESCO International Inc.	159,500	13,778
*	United Continental Holdings Inc.	262,542	10,783
	Knoll Inc.	560,500	9,713
	United Parcel Service Inc. Class B	89,400	9,178
	Norfolk Southern Corp.	80,000	8,242
	Mitsui OSK Lines Ltd.	2,144,900	7,991

*	Armstrong World Industries Inc.	125,381	7,201
	Rexel SA	260,597	6,095
*	XPO Logistics Inc.	195,471	5,594
	Nippon Yusen KK	1,576,300	4,547
	KBR Inc.	167,525	3,995
	Textron Inc.	86,044	3,295
*,^ Westport Innovations Inc.		53,947	972
			146,329
Information Technology (21.1%)
*	SunEdison Inc.	1,870,836	42,281
*,^ GT Advanced Technologies Inc.		2,197,703	40,877
*	Micron Technology Inc.	1,126,404	37,115
*	AOL Inc.	843,963	33,581
	Activision Blizzard Inc.	1,439,986	32,112
*	Pandora Media Inc.	902,846	26,634
*,^ Gogo Inc.		1,288,000	25,193
	Maxim Integrated Products Inc.	570,900	19,302
	EMC Corp.	711,900	18,751
*	Teradata Corp.	418,400	16,820
	Sumco Corp.	1,826,655	16,743
*	GCL-Poly Energy Holdings Ltd.	49,992,755	16,712
*	Akamai Technologies Inc.	254,171	15,520
	IAC/InterActiveCorp	222,114	15,377
	Cisco Systems Inc.	543,600	13,509
	Samsung Electronics Co. Ltd.	9,626	12,571
*	UBISOFT Entertainment	507,873	9,349
*	Angie's List Inc.	676,963	8,083
*	Yahoo! Inc.	200,394	7,040
*	Arrow Electronics Inc.	90,700	5,479
	Booz Allen Hamilton Holding Corp. Class A	140,867	2,992
			416,041
Materials (7.1%)
	Reliance Steel & Aluminum Co.	274,000	20,197
	Wacker Chemie AG	151,228	17,410
	Norbord Inc.	661,270	16,224
*	Louisiana-Pacific Corp.	1,060,131	15,923
	Fortescue Metals Group Ltd.	3,637,304	15,023
	Methanex Corp.	239,640	14,805
	Celanese Corp. Class A	207,300	13,325
	Rio Tinto plc ADR	167,400	9,086
	Cabot Corp.	74,970	4,348
	Barrick Gold Corp.	209,200	3,828
	AuRico Gold Inc.	896,145	3,818
	OCI Co. Ltd.	19,944	3,392
*	Continental Gold Ltd.	638,385	2,094
			139,473
Other (0.1%)
*,1 Allstar Co-Invest LLC Private Placement		NA	1,780

Telecommunication Services (0.6%)
	NTT DOCOMO Inc.	577,600	9,860
*	T-Mobile US Inc.	61,858	2,080
			11,940
Utilities (2.6%)
	Xcel Energy Inc.	460,700	14,848
	PG&E Corp.	302,600	14,531

Edison International			200,800	11,668
Snam SPA			1,805,038	10,872
				51,919
Total Common Stocks (Cost $1,630,976)				1,958,694
Preferred Stocks (0.4%)
*,2 Lithium Technologies Inc. Pfd. (Cost $5,828)			1,195,700	6,600
	Coupon
Temporary Cash Investments (3.0%)
Money Market Fund (2.4%)
[3,4] Vanguard Market Liquidity Fund	0.111%		47,409,600	47,410

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (0.6%)
RBS Securities, Inc.
(Dated 06/30/14, Repurchase Value
$9,600,000, collateralized by U.S. Treasury
Note/Bond 2.000%, 4/30/16-2/28/21, with a
value of $9,793,000)	0.080%	7/1/14	9,600	9,600
Deutsche Bank Securities, Inc.
(Dated 06/30/14, Repurchase Value
$2,800,000, collateralized by Federal Home
Loan Mortgage Corp. 4.500%, 2/1/44, and
Government National Mortgage Assn.
5.000%, 8/15/41, with a value of
$2,856,000)	0.100%	7/1/14	2,800	2,800
				12,400
Total Temporary Cash Investments (Cost $59,810)				59,810
Total Investments (102.6%) (Cost $1,696,614)				2,025,104
Other Assets and Liabilities-Net (-2.6%)[3]				(51,071)
Net Assets (100%)				1,974,033

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $45,621,000.
1 Restricted security represents 0.1% of net assets. Shares not applicable for this private placement.
2 Restricted security represents 0.3% of net assets.
3 Includes $47,410,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's

Capital Value Fund

pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,739,512	217,402	1,780
Preferred Stocks	—	—	6,600
Temporary Cash Investments	47,410	12,400	—
Total	1,786,922	229,802	8,380

Capital Value Fund

E. At June 30, 2014, the cost of investment securities for tax purposes was $1,696,729,000. Net unrealized appreciation of investment securities for tax purposes was $328,375,000, consisting of unrealized gains of $372,197,000 on securities that had risen in value since their purchase and $43,822,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Inflation-Protected Securities Index Fund

Schedule of Investments
As of June 30, 2014

			Face	Market
		Maturity	Amount	Value
U.S. Government and Agency Obligations (99.3%)	Coupon	Date	($000)	($000)
U.S. Government Securities (99.3%)
United States Treasury Inflation Indexed
Bonds	2.000%	7/15/14	465,581	586,662
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/15	467,939	590,420
United States Treasury Inflation Indexed
Bonds	0.500%	4/15/15	520,235	577,295
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/15	416,427	527,060
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/16	416,745	524,771
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/16	935,308	1,030,767
United States Treasury Inflation Indexed
Bonds	2.500%	7/15/16	415,254	528,901
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/17	359,245	461,914
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/17	1,079,872	1,165,528
United States Treasury Inflation Indexed
Bonds	2.625%	7/15/17	316,599	405,320
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/18	335,168	413,600
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/18	1,221,398	1,293,340
United States Treasury Inflation Indexed
Bonds	1.375%	7/15/18	343,174	412,120
United States Treasury Inflation Indexed
Bonds	2.125%	1/15/19	314,739	391,248
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/19	440,441	458,637
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/19	21,000	26,231
Total U.S. Government and Agency Obligations (Cost $9,354,592)				9,393,814
			Shares
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost
$6,332)	0.111%		6,331,988	6,332

Total Investments (99.4%) (Cost $9,360,924)				9,400,146
Other Assets and Liabilities-Net (0.6%)				56,633
Net Assets (100%)				9,456,779

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using

Short-Term Inflation-Protected Securities Index Fund

valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	9,393,814	—
Temporary Cash Investments	6,332	—	—
Total	6,332	9,393,814	—

C. At June 30, 2014, the cost of investment securities for tax purposes was $9,360,924,000. Net unrealized appreciation of investment securities for tax purposes was $39,222,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MALVERN FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 20, 2014
VANGUARD MALVERN FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 20, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.